Invested assets and net new money	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of InvestedAssets And Net New Money Explanatory
Note 31

Invested assets and net new money

The

following

disclosures

provide

a

breakdown

of

UBS’s

invested

assets

and

a

presentation

of

their

development,
including net new money,

as required by the Swiss

Financial Market Supervisory Authority

(FINMA).

Invested assets
Invested assets

consist of

all client

assets

managed

by or

deposited with

UBS

for investment

purposes.

Invested

assets
include managed

fund assets,

managed institutional

assets,

discretionary

and

advisory wealth

management portfolios,
fiduciary deposits, time deposits, savings

accounts, and wealth management securities

or brokerage accounts. All assets
held

for

purely

transactional

purposes

and

custody-only

assets,

including

corporate

client

assets

held

for

cash
management and

transactional purposes,

are excluded

from invested

assets, as

the

Group

only administers

the assets
and does not

offer advice on

how they

should be invested.

Also excluded

are non-bankable

assets (e.g., art

collections)
and deposits from third-party

banks for funding

or trading purposes.
Discretionary assets

are defined

as client

assets that

UBS decides

how to

invest. Other

invested assets

are those

where
the client ultimately

decides how

the assets are

invested. When

a single

product is created

in one business

division and
sold

in

another,

it is

counted

in both

the business

division

managing

the

investment and

the one

distributing

it.

This
results

in

double

counting

within

UBS’s

total

invested

assets

and

net

new

money,

as

both

business

divisions

are
independently providing

a service to their respective clients, and both

add value and generate revenue.
Net new money
Net new money in a reporting

period is the amount of invested assets

entrusted to UBS by new

and existing clients, less
those withdrawn by existing clients and

clients who terminated relationships

with UBS.
Net

new

money is

calculated using

the direct

method, under

which inflows

and outflows

to /

from invested

assets are
determined at the client

level,

based on transactions.

Interest and

dividend income

from invested assets

are not counted as
net new money inflows. Market and currency

movements,

as well as fees, commissions

and interest on loans charged,

are
excluded from net new money, as are effects resulting

from any acquisition or divestment

of a UBS subsidiary or business.
Reclassifications between

invested

assets

and

custody-only assets

as

a

result

of

a

change

in

service

level delivered

are
generally treated as net

new money flows.

However, where the change

in service level directly results from

an

externally
imposed regulation or

a strategic decision by

UBS to

exit a

market or specific service offering,

the one-time net

effect is
reported as
Other effects
.
The Investment Bank does

not track invested assets and net new

money. However, when

a client is transferred from the
Investment Bank

to another

business

division, this

may produce

net new

money even

though

the client’s

assets were
already with UBS.
Invested assets and net new

money
As of or for the year ended
USD bn 31.12.22 31.12.21
Fund assets managed by UBS 390 419
Discretionary assets 1,440 1,705
Other invested assets 2,127 2,472
Total invested assets
1
3,957 4,596
of which: double counts 340 356
Net new money
1
68 159
1 Includes double counts.
Development of invested assets
USD bn 2022 2021
Total invested assets at the beginning

of the year
1
4,596 4,187
Net new money 68 159
Market movements
2
(595) 339
Foreign currency translation (72) (65)
Other effects (40) (24)
of which: acquisitions / (divestments) (19) (5)
Total invested assets at the end

of the year
1
3,957 4,596
1 Includes double counts.

2 Includes interest and

dividend income.

UBS AG
Entity [Table]
Disclosure Of InvestedAssets And Net New Money Explanatory
Note 31

Invested assets and net new money

The following

disclosures

provide

a breakdown

of UBS

AG’s invested

assets and

a presentation

of their

development,
including net new money,

as required by the Swiss

Financial Market Supervisory Authority

(FINMA).

Invested assets
Invested assets consist of all client assets managed by

or deposited with UBS AG for investment

purposes. Invested assets
include managed

fund assets,

managed institutional

assets,

discretionary

and

advisory wealth

management portfolios,
fiduciary deposits, time deposits, savings

accounts, and wealth management securities

or brokerage accounts. All assets
held
for

purely

transactional

purposes

and

custody
-
only

assets,

including

corporate

client

assets

held

for

cash
management and transactional purposes,

are excluded

from invested assets, as

UBS AG only administers the

assets and
does not

offer advice on

how they

should be invested.

Also excluded are non

-bankable assets (e.g.,

art collections) and
deposits from third-party banks

for funding or trading purposes.
Discretionary assets are defined as client

assets that UBS AG decides how to invest.

Other invested assets are those where
the client ultimately

decides how

the assets are

invested. When

a single

product is created

in one business

division and
sold

in

another,

it is

counted

in both

the business

division

managing

the

investment and

the one

distributing

it.

This
results

in

double

counting

within

UBS

AG’s

total

invested

assets

and

net

new

money,

as

both

business

divisions

are
independently providing

a service to their respective clients, and both

add value and generate revenue.
Net new money
Net new money in a reporting

period is the amount

of invested assets entrusted to UBS

AG by new and existing clients,
less those withdrawn by existing clients

and clients who terminated relationships

with UBS AG.
Net

new

money is

calculated using

the direct

method, under

which inflows

and outflows

to /

from invested

assets are
determined at the client

level,

based on transactions.

Interest and

dividend income

from invested assets

are not counted as
net new money inflows. Market

and currency movements,

as well as fees, commissions

and interest on loans charged,

are
excluded from net new money, as are effects resulting

from any acquisition or divestment

of a UBS subsidiary or business.
Reclassifications between

invested

assets and

custody-only assets

as

a

result

of

a

change

in

service

level delivered

are
generally treated as net

new money flows.

However, where the change

in service level directly results from

an

externally
imposed regulation

or a strategic

decision by UBS

AG to exit a market

or specific service

offering,

the one-time net

effect is
reported as
Other effects
.
The Investment Bank does

not track invested assets and net new

money. However, when

a client is transferred from the
Investment Bank

to another

business

division, this

may produce

net new

money even

though

the client’s

assets were
already with UBS AG.
Invested assets and net new

money
As of or for the year ended
USD bn 31.12.22 31.12.21
Fund assets managed by UBS 390 419
Discretionary assets 1,440 1,705
Other invested assets 2,127 2,472
Total invested assets
1
3,957 4,596
of which: double counts 340 356
Net new money
1
68 159
1 Includes double counts.
Development of invested assets
USD bn 2022 2021
Total invested assets at the beginning

of the year
1
4,596 4,187
Net new money 68 159
Market movements
2
(595) 339
Foreign currency translation (72) (65)
Other effects (40) (24)
of which: acquisitions / (divestments) (19) (5)
Total invested assets at the end

of the year
1
3,957 4,596
1 Includes double counts.

2 Includes interest and

dividend income.